1998 annual report

IDS
Stock
Fund
(prospectus enclosed)

(icon of) building with columns

The goals of IDS Stock Fund, Inc. are current income and growth of capital.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

     American Express Financial Advisors

     Distributed by American Express Financial Advisors Inc.

(icon of) building with columns


Big names,
big business

     These are the names you know. They are the movers and shakers of today's business world. Whether representing established U.S. firms or companies that have made their mark over-seas, the securities found in Stock Fund make up a veritable who's who in the financial market. These stocks offer a dual benefit of ongoing growth potential along with a steady stream of dividend income. And as we move toward a more global economy, these blue chip, multi-national companies are well-positioned to prosper in the 21st century.

 Contents


                1998 annual report

                From the chairman                                      4
                From the portfolio managers                            4
                The Portfolio's ten largest holdings                   6
                Making the most of the Fund                            7
                The Fund's long-term performance                       8
                Independent auditors' report (Fund)                    9
                Financial statements (Fund)                           10
                Notes to financial statements (Fund)                  13
                Independent auditors' report (Portfolio)              19
                Financial statements (Portfolio)                      20
                Notes to financial statements (Portfolio)             23
                Investments in securities                             29
                IDS mutual funds                                      34
                Federal income tax information                        38


                1998 prospectus

       The Fund in brief                                              3p

       Goals                                                          3p
       Investment policies and risks                                  3p
       Structure of the Fund                                          4p
       Manager and distributor                                        4p
       Portfolio managers                                             4p
       Alternative purchase arrangements                              4p

       Sales charge and Fund expenses                                 5p

       Performance                                                    7p
       Financial highlights                                           7p
       Total returns                                                  9p

       Investment policies and risks                                 12p
       Facts about investments and their risks                       12p
       Valuing Fund shares                                           18p

       How to purchase, exchange or redeem shares                    19p
       Alternative purchase arrangements                             19p
       How to purchase shares                                        21p
       How to exchange shares                                        24p
       How to redeem shares                                          25p
       Reductions and waivers of the sales charge                    30p

       Special shareholder services                                  37p
       Services                                                      37p
       Quick telephone reference                                     37p

       Distributions and taxes                                       38p
       Dividend and capital gain distributions                       38p
       Reinvestments                                                 39p
       Taxes                                                         40p
       How to determine the correct TIN                              42p

       How the Fund and Portfolio are organized                      43p
       Shares                                                        43p
       Voting rights                                                 43p
       Shareholder meetings                                          43p
       Special considerations regarding
         master/feeder structure                                     44p
       Board members and officers                                    47p
       Investment manager                                            49p
       Administrator and transfer agent                              50p
       Distributor                                                   50p

       About American Express Financial Corporation                  52p
       General information                                           52p
       Year 2000                                                     53p

       Appendix                                                      54p
       Descriptions of derivative instruments                        54p


     The purpose of this annual report is to tell investors how the Fund performed.

     (icon of) one open book inside of another

     The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

     (This annual report is not part of the prospectus.)

 To our shareholders

     (picture of) William R. Pearce
     William R. Pearce
     Chairman of the board

     (picture of) Richard H. Warden
     Richard H. Warden
     Portfolio manager

     (picture of) G. Michael Kennedy
     G. Michael Kennedy
     Portfolio manager

     From the chairman

     If you're an experienced investor, you know that the past 12 months was a highly volatile period in many financial markets. But history tells us that substantial market moves are nothing new. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

     The potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

     Before closing, I want to introduce a new portfolio manager for the Fund -- Michael Kennedy. Formerly director of research and a member of this company's investment department, he will split management duties with longtime manager Richard Warden.

     (signature of) William R. Pearce
     William R. Pearce

     From the portfolio managers

     A very productive period was quickly turned into a modestly positive one by a sharp decline in the U.S. stock market late in the fiscal year. In the end, IDS Stock Fund's Class A shares recorded a total return of 2.0% for the 12 months -- October 1997 through September 1998.

     After sinking in the aftermath of the Asian financial crisis in the fall of 1997, the U.S. market spent most of last winter trying to hold its ground. But by February, the worst of the "Asian flu" seemed to have passed, and investors' optimism was renewed by ongoing reports of low inflation and, for the most part, solid corporate profits. That combination was enough to spark a two-month market surge that more than made up for the earlier weakness.

     Conditions remained relatively stable until late summer, when financial turmoil resurfaced overseas, this time in Russia and Latin America. With Asian economies already in shambles, this latest development cast a dark cloud over the outlook for American companies' profits and forced stocks into rapid retreat until the final few weeks of the period. Stocks of financial services companies, a relatively large area of investment for the Fund, were particularly weak.

     Big-cap trend continues

     As had been the case in recent years, large-capitalization growth stocks most often led the market's upturns over the 12 months. The trend worked partially in the Fund's favor, as it concentrates its investments in the large-cap sector. However, part of the Fund's objective is to provide an above-average dividend, which is generally not available from the high-growth stocks that have usually set the pace for the market.

     To shore up the Fund's dividend, we maintained a healthy exposure to utility stocks, including providers of electricity and telephone service, as well as convertible preferred stocks and convertible bonds. As for changes to the portfolio, to reduce a large capital gain that shareholders would have received in the form of a taxable distribution, we sold several stocks for losses. To lessen the exposure to potential problems overseas, we also reduced holdings in Europe somewhat.

     Looking to the current fiscal year, the portfolio is more defensively positioned than it was some months ago. This is reflected in a higher level of cash reserves and an increased concentration in stocks of well-known companies that often hold dominant positions in their industries. Should earnings growth become tougher to maintain in the year ahead, we think such companies will fare relatively well.

     (signature of) Richard H. Warden
     Richard H. Warden

     (signature of) G. Michael Kennedy
     G. Michael Kennedy

     (This annual report is not part of the prospectus.)

Class A
 12-month performance

(All figures per share)

Net asset value (NAV)

Sept. 30, 1998       $ 24.18

Sept. 30, 1997       $ 27.44

Decrease             $  3.26


Distributions
Oct. 1, 1997 - Sept. 30, 1998

From income          $  0.65

From capital gains   $  3.12

Total distributions  $  3.77

Total return*         +2.0%**


Class B
 12-month performance

(All figures per share)

Net asset value (NAV)

Sept. 30, 1998       $24.05

Sept. 30, 1997       $27.32

Decrease             $ 3.27


Distributions
Oct. 1, 1997 - Sept. 30, 1998

From income          $ 0.46

From capital gains   $ 3.12

Total distributions  $ 3.58

Total return*         +1.3%**


Class Y
 12-month performance

(All figures per share)

Net asset value (NAV)

Sept. 30, 1998       $24.18

Sept. 30, 1997       $27.44

Decrease             $ 3.26


Distributions
Oct. 1, 1997 - Sept. 30, 1998

From income          $ 0.67

From capital gains   $ 3.12

Total distributions  $ 3.79

Total return*         +2.1%**


     *The prospectus discusses the effect of sales charges, if any, on the various classes.

     **The total return is a hypothetical investment in the Fund with all distributions reinvested.

     (This annual report is not part of the prospectus.)

     The Portfolio's ten largest holdings

                                              Percent                Value
                          (of Portfolio's net assets)     (as of Sept. 30, 1998)

       General Electric                         2.93%         $119,343,750

       Safeway                                  2.28            92,750,000

       Schering-Plough                          2.04            82,850,000

       Rite Aid                                 1.74            71,000,000

       AT&T                                     1.65            67,248,414

       Wal-Mart Stores                          1.61            65,550,000

       Pfizer                                   1.56            63,562,500

       MS-UNUM                                  1.45            59,028,961

            3.25% Cv Preferred
       Microsoft                                1.42            57,782,813

       Guidant                                  1.41            57,543,750

     For further information about these holdings, please refer to the section entitled "Investments in securities" herein.

     (icon of) pie chart

     The ten holdings listed here make up 18.09% of the Portfolio's net assets

     (This annual report is not part of the prospectus.)

 Making the most of the Fund

     Build your assets systematically

     One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

     Using this strategy does not ensure a profit or avoid a loss if the market declines, and requires that you be able to keep on investing on a regular basis, even when the price of your shares falls or the market declines. Investing in this manner can be an effective way to accumulate shares to meet your long-term goals.

How dollar cost averaging works

Month     Amount        Per-share        Number of shares purchased
          invested      market price
Jan       $100          $20              5.00 XXXXX
Feb        100           18              5.56 XXXXXx
March      100           17              5.88 XXXXXx
April      100           15              6.67 XXXXXXx
May        100           16              6.25 XXXXXXx
June       100           18              5.56 XXXXXx
July       100           17              5.88 XXXXXx
Aug        100           19              5.26 XXXXXx
Sept       100           21              4.76 XXXXx
Oct        100           20              5.00 XXXXX

(footnote to table) By investing an equal number of dollars each month....

(arrow in table pointing to April) you  automatically  buy more shares when the per share market price is low....

(arrow pointing to Sept) and fewer shares when the per share market price is high.

     You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

     Three ways to benefit from a mutual fund:

     o your shares increase in value when the Fund's investments do well

     o you receive capital gains when the gains on investments sold by the Fund exceed losses

     o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

     All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

     (This annual report is not part of the prospectus.)

 The Fund's long-term performance

How $10,000 has grown in IDS Stock Fund


$50,000

                                           S&P 500
                                           Stock Index
$40,000

                                                                      $37,326
$30,000             Lipper Growth &                                Stock Fund
                  Income Fund Index                                   Class A

$20,000


$10,000

$ 9,500


'88  '89  '90     '91     '92     '93     '94     '95     '96     '97     '98

     Assumes: oHolding period from 10/1/88 to 9/30/98. oReturns do not reflect taxes payable on distributions. oReinvestment of all income and capital gain distributions for the Fund, with a value of $24,495. Also see "Performance" in the Fund's current prospectus.

     The Standard & Poor's 500 Stock Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance.

     Lipper Growth and Income Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

 Average annual total return
 (as of Sept. 30, 1998)
                                         Since
                            1 year       inception      5 years     10 years
 Class A                    -3.06%             --%       12.76%       14.08%
 Class B*                   -2.25%         16.20%*          --%          --%
 Class Y*                    2.12%         17.82%*          --%          --%

*Inception date was March 20, 1995.

     On the graph above you can see how the Fund's total return compared to two widely cited unmanaged performance indexes, the S&P 500 Stock Index and the Lipper Growth & Income Fund Index. In comparing IDS Stock Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

     Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

     (This annual report is not part of the prospectus.)

The  financial   statements   contained  in  Post-Effective   Amendment  #97  to
Registration Statement No. 2-11358 filed on or about November 25, 1998, are incorporated herein by reference.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe


Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the S&P 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Stock Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

(This annual report is not part of the prospectus.)

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star


Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks that generaly pay dividends and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio that seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

(This annual report is not part of the prospectus.)

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head


Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

(This annual report is not part of the prospectus.)

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

(This annual report is not part of the prospectus.)

     Federal income tax information

     IDS Stock Fund, Inc.

     The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

     IDS Stock Fund, Inc.
     Fiscal year ended Sept. 30, 1998

      Class A

       Income distributions

     taxable as dividend income,  100% qualifying for deduction by corporations.
       Payable date                                      Per share

       Dec. 29, 1997                                      $0.43228
       March 27, 1998                                      0.06940
       June 26, 1998                                       0.08062
       Sept. 25, 1998                                      0.06584
       Total                                              $0.64814


       Capital gain distribution
       taxable for long-term capital gain.
       Payable date                                      Per share

       Dec. 29, 1997                                      $3.12588
       Total distributions                                $3.77402

     The distribution of $3.55816 per share, payable Dec. 29, 1997, consisted of $0.08649 derived from net investment income, $0.34579 from net short-term capital gains (a total of $0.43228 taxable as dividend income) and $3.12588 from net long-term capital gains.

     The long-term gains distribution is divided into two rate categories: 28% - $1.81832 and 20% - $1.30756.

     (This annual report is not part of the prospectus.)

      Class B

      Income distributions
      taxable as dividend income, 100% qualifying for deduction by corporations.
       Payable date                                        Per share

       Dec. 29, 1997                                        $0.38084
       March 27, 1998                                        0.02525
       June 26, 1998                                         0.03119
       Sept. 25, 1998                                        0.01802
       Total                                                $0.45530

       Capital gain distribution
       taxable for long-term capital gain.
       Payable date                                        Per share

       Dec. 29, 1997                                        $3.12588
       Total distributions                                  $3.58118

     The distribution of $3.50672 per share, payable Dec. 29, 1997, consisted of $0.03505 derived from net investment income, $0.34579 from net short-term capital gains (a total of $0.38084 taxable as dividend income) and $3.12588 from net long-term capital gains.

     The long-term gains distribution is divided into two rate categories: 28% - $1.81832 and 20% - $1.30756.


      Class Y

       Income distributions

      taxable as dividend income, 100% qualifying for deduction by corporations.

       Payable date                                          Per share

       Dec. 29, 1997                                          $0.43738
       March 27, 1998                                          0.07359
       June 26, 1998                                           0.08534
       Sept. 25, 1998                                          0.07049
       Total                                                  $0.66680


       Capital gain distribution
       taxable for long-term capital gain.
       Payable date                                          Per share

       Dec. 29, 1997                                          $3.12588
       Total distributions                                    $3.79268

     The distribution of $3.56326 per share, payable Dec. 29, 1997, consisted of $0.09159 derived from net investment income, $0.34579 from net short-term capital gains (a total of $0.43738 taxable as dividend income) and $3.12588 from net long-term capital gains.

     The long-term gains distribution is divided into two rate categories: 28% - $1.81832 and 20% - $1.30756.

     (This annual report is not part of the prospectus.)

Quick telephone reference*

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                   612-671-3800

TTY Service                 For the hearing impaired               800-846-4852

American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions

*You may experience delays when call volumes are high.

AMERICAN EXPRESS
Financial Advisors

IDS Stock Fund
IDS Tower 10
Minneapolis, MN 55440-0010

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   Headings.                                   2)  The headings in the
                                                     annual report are
                                                     placed in a blue strip
                                                     at the top of the page.

3)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.

4)   Footnotes for charts and                    4)  The footnotes for each
     graphs are described at                         chart or graph are typed
     the left margin.                                below the description of
                                                     the chart or graph.